Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 12.7%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	1,497,823	85,945,084
Entertainment 2.0%
Activision Blizzard, Inc.	1,278,980	92,060,980
Walt Disney Co. (The)	801,545	94,021,229
Total		186,082,209
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	129,938	186,268,722
Alphabet, Inc., Class C(a)	137,437	196,386,478
Facebook, Inc., Class A(a)	905,990	203,929,289
Total		586,584,489
Media 2.6%
Comcast Corp., Class A	6,026,966	238,667,853
Wireless Telecommunication Services 0.9%
T-Mobile U.S.A., Inc.(a)	842,170	84,250,687
Total Communication Services		1,181,530,322
Consumer Discretionary 11.0%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	384,088	71,563,276
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.(a)	199,380	486,959,731
eBay, Inc.	2,469,150	112,445,091
Total		599,404,822
Multiline Retail 1.0%
Dollar Tree, Inc.(a)	963,660	94,313,404
Specialty Retail 2.7%
AutoZone, Inc.(a)	48,720	55,923,739
Lowe’s Companies, Inc.	1,527,069	199,053,444
Total		254,977,183
Total Consumer Discretionary		1,020,258,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.9%
Food Products 2.4%
ConAgra Foods, Inc.	2,996,996	104,265,491
Mondelez International, Inc., Class A	2,180,825	113,664,599
Total		217,930,090
Household Products 0.5%
Colgate-Palmolive Co.	664,315	48,049,904
Tobacco 2.0%
Philip Morris International, Inc.	2,506,265	183,859,600
Total Consumer Staples		449,839,594
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd.	4,384,539	79,360,156
Chevron Corp.	1,702,998	156,164,917
EOG Resources, Inc.	1,339,053	68,251,531
Total		303,776,604
Total Energy		303,776,604
Financials 11.0%
Banks 3.4%
Citigroup, Inc.	1,018,576	48,799,976
JPMorgan Chase & Co.	2,509,738	244,222,605
PNC Financial Services Group, Inc. (The)	217,940	24,853,878
Total		317,876,459
Capital Markets 2.8%
BlackRock, Inc.	269,282	142,353,237
Charles Schwab Corp. (The)	1,220,495	43,827,975
Morgan Stanley	1,722,813	76,148,335
Total		262,329,547
Consumer Finance 0.3%
American Express Co.	309,790	29,451,735
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc., Class B(a)	1,704,606	316,340,781
Columbia Contrarian Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.1%
Aon PLC, Class A	378,776	74,599,933
Principal Financial Group, Inc.	572,556	22,112,113
Total		96,712,046
Total Financials		1,022,710,568
Health Care 14.6%
Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.(a)	557,675	66,865,232
Health Care Equipment & Supplies 5.2%
Abbott Laboratories	1,099,454	104,360,174
Becton Dickinson and Co.	305,409	75,414,644
Dentsply Sirona, Inc.	759,385	35,326,590
Medtronic PLC	1,945,882	191,825,048
Stryker Corp.	381,330	74,637,721
Total		481,564,177
Health Care Providers & Services 3.2%
Anthem, Inc.	283,109	83,265,188
Cigna Corp.	522,300	103,060,236
Quest Diagnostics, Inc.	917,010	108,463,943
Total		294,789,367
Pharmaceuticals 5.5%
Johnson & Johnson	1,741,386	259,031,168
Merck & Co., Inc.	1,610,110	129,968,079
Pfizer, Inc.	3,239,469	123,715,321
Total		512,714,568
Total Health Care		1,355,933,344
Industrials 6.6%
Aerospace & Defense 2.0%
Northrop Grumman Corp.	401,025	134,423,580
Raytheon Technologies Corp.	824,075	53,169,319
Total		187,592,899
Building Products 0.7%
Carrier Global Corp.(a)	3,183,244	65,161,005
Industrial Conglomerates 0.5%
Honeywell International, Inc.	283,699	41,377,499
Machinery 0.9%
Stanley Black & Decker, Inc.	668,470	83,859,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.5%
Lyft, Inc., Class A(a)	1,071,365	33,490,870
Uber Technologies, Inc.(a)	1,638,570	59,512,862
Union Pacific Corp.	821,230	139,494,128
Total		232,497,860
Total Industrials		610,488,824
Information Technology 29.5%
Communications Equipment 0.9%
Cisco Systems, Inc.	1,843,385	88,150,671
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	879,070	71,424,437
IT Services 8.1%
Automatic Data Processing, Inc.	547,300	80,173,977
Fidelity National Information Services, Inc.	1,336,035	185,481,739
Fiserv, Inc.(a)	1,136,834	121,379,766
International Business Machines Corp.	740,580	92,498,442
MasterCard, Inc., Class A	673,519	202,655,132
PayPal Holdings, Inc.(a)	471,645	73,109,691
Total		755,298,747
Semiconductors & Semiconductor Equipment 4.3%
Intel Corp.	2,324,985	146,311,306
Lam Research Corp.	352,430	96,449,518
Marvell Technology Group Ltd.	1,628,375	53,117,593
NVIDIA Corp.	215,550	76,524,561
NXP Semiconductors NV	243,961	23,444,652
Total		395,847,630
Software 9.1%
Adobe, Inc.(a)	375,240	145,067,784
Autodesk, Inc.(a)	122,045	25,675,827
Intuit, Inc.	165,190	47,957,961
Microsoft Corp.	3,108,462	569,625,661
Palo Alto Networks, Inc.(a)	227,865	53,609,799
Total		841,937,032
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	1,659,536	527,632,876
Western Digital Corp.	1,189,130	52,761,698
Total		580,394,574
Total Information Technology		2,733,053,091

2	Columbia Contrarian Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.4%
Chemicals 2.1%
Air Products & Chemicals, Inc.	319,015	77,089,975
Corteva, Inc.	3,251,098	88,787,486
Sherwin-Williams Co. (The)	49,114	29,166,349
Total		195,043,810
Metals & Mining 1.3%
Newmont Corp.	2,003,625	117,151,954
Total Materials		312,195,764
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
American Tower Corp.	430,887	111,242,097
Total Real Estate		111,242,097
Utilities 1.1%
Electric Utilities 1.1%
American Electric Power Co., Inc.	836,760	71,333,790
FirstEnergy Corp.	774,625	32,735,653
Total		104,069,443
Total Utilities		104,069,443
Total Common Stocks (Cost $5,832,841,456)		9,205,098,336

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	58,231,814	58,237,637
Total Money Market Funds (Cost $58,227,036)		58,237,637
Total Investments in Securities (Cost: $5,891,068,492)		9,263,335,973
Other Assets & Liabilities, Net		6,111,581
Net Assets		9,269,447,554

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	164,016,812	1,647,212,153	-1753001929	10,601	58,237,637	74,350	1,419,577	58,231,814
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Contrarian Core Fund | Quarterly Report 2020	3